Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued bonus	$ 216,959	$ 349,000	$ 0
Professional fees	571,761	123,756	85,088
Accrued vacation	26,006	25,945	20,328
Other	92,051	7,910	1,394
Accrued expenses and other current liabilities	$ 906,777	$ 506,611	$ 106,810